Stock Options - Summary of Activity in Stock Option Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares, Outstanding at beginning of year	10,000	29,500
Shares, Granted
Shares, Exercised
Shares, Forfeited
Shares, Expired	(10,000)	(19,500)
Shares, Outstanding at end of year		10,000
Shares, Options exercisable at year-end		10,000
Weighted Average Exercise Price, Outstanding at beginning of year	$ 35.00	$ 25.42
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Expired	$ 35.00	$ 20.50
Weighted Average Exercise Price, Outstanding at end of year		$ 35.00
Weighted Average Exercise Price, Options exercisable at year-end		$ 35.00